Document and Entity Information	Dec. 16, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001832737
Document Type	8-K
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	Tishman Speyer Innovation Corp. II
Entity Incorporation State Country Code	DE
Entity File Number	001-40056
Entity Tax Identification Number	85-3869337
Entity Address, Address Line One	Rockefeller Center
Entity Address, Address Line Two	45 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(212)
Local Phone Number	715-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fifth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	TSIBU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	TSIB
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	TSIBW
Security Exchange Name	NASDAQ